Employee Benefits and Payroll Accruals (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits and Payroll Accruals [Abstract]
Schedule of Employee Benefits and Payroll Accruals
	December 31,
	2024	2023
Short-term employee benefits:
Benefits for vacation and recreation pay	$142	$142
Liability for payroll, bonuses and wages	264	264
	$406	$406